NIKE SECURITIES L.P.
                      1001 WARRENVILLE ROAD
                     LISLE, ILLINOIS  60532





                         October 3, 1997



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4

     Re:  The First Trust of Insured Municipal Bonds Series 107
              (File No. 002-86045) (CIK No. 726491)

Gentlemen:

     In   accordance  with  the  provisions  of  Rule  497(j)  of
Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been
filed  pursuant to Rule 497(b) of the Securities Act.   Amendment
No. 14, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on September 30, 1997.

                                    Very truly yours,



                                    NIKE SECURITIES L.P.